PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

NOTE 4 - PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	March 31, 2022	December 31, 2021
Leasehold improvements	$508,920	$519,278
Vehicles	94,735	96,657
Furniture, fixtures and equipment	2,027,470	2,065,100
Computers and software	140,452	141,490
	2,771,577	2,822,525
Less: Accumulated depreciation and amortization	(993,688)	(934,473)
Total	$1,777,889	$1,888,052

NOTE 3 - PROPERTY AND EQUIPMENT

Property and equipment, net consists of the following at December 31,:

	2021	2020
Leasehold improvements	$519,278	$560,711
Vehicles	96,657	105,057
Furniture, fixtures and equipment	2,065,100	1,632,654
Computers and software	141,490	149,005
	2,822,525	2,447,427
Less: Accumulated depreciation and amortization	(941,866)	(690,214)
Total	$1,880,659	$1,757,213